CASH FLOW – OTHER ITEMS CASH FLOW - OTHER ITEMS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash flow arising from changes in:
Gain on non-hedge derivatives	$ (12)	$ 0	$ (5)	$ (1)
Share-based compensation expense	33	26	50	38
Income from investment in equity investees	(61)	(50)	(115)	(78)
Change in estimate of rehabilitation costs at closed mines	7	16	97	41
Net inventory impairment charges	1	12	18	16
Change in other assets and liabilities	21	50	17	28
Settlement of rehabilitation obligations	(24)	(16)	(44)	(30)
Other operating activities	(35)	38	18	14
Cash flow arising from changes in:
Accounts receivable	(40)	(44)	(48)	(33)
Inventory	59	22	(25)	12
Other current assets	(33)	(9)	(139)	(94)
Accounts payable	6	(37)	(73)	(160)
Other current liabilities	(1)	(14)	(56)	(55)
Change in working capital	(9)	(82)	(341)	(330)
INVESTING ACTIVITIES
Dividends received from investments accounted for using equity method, classified as investing activities	29	17	54	32
Cash repayments of advances and loans from related parties	1	0	1	30
Other inflows (outflows) of cash, classified as investing activities	$ 30	$ 17	$ 55	$ 62